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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-2957
Keyco Bond Fund, Inc.
(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan (Address of principal executive offices)	48034 (Zip code)
Joel D. Tauber, President
Keyco Bond Fund, Inc.
27777 Franklin Road, Suite 1630
Southfield, Michigan 48034
(Name and address of agent for service)
Registrant’s telephone number, including area code: (248) 353-0790
Date of fiscal year end: September 30
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.
Table of Contents

Item 1. Schedule of Portfolio Investments with Notes
Item 2. Controls and Procedures
Item 3. Exhibits

Signatures

Exhibit Index

EX-99.302CERT

Item 1. Schedule of Investments.
Keyco Bond Fund, Inc.
Schedule of Portfolio Investments (unaudited)
December 31, 2010

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
Michigan (28.9%)
Berkley, Michigan, City School District, 5%, May 2019 (Q-SBLF enhanced)	$425,000	$431,358
Detroit, Michigan, FSA, Series A, 5%, April 2019 (AGM insured)	640,000	640,160
Detroit, Michigan, City School District, 5.5%, May 2020 (AGM insured, Q-SBLF enhanced)	385,000	408,535
Detroit, Michigan, City School District, 5%, May 2022 (FGIC insured, Q-SBLF enhanced)	500,000	546,030
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022 (FGIC insured)	250,000	255,673
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	350,000	352,356
Ferndale, Michigan, School District, 5%, May 2022 (Q-SBLF enhanced)	450,000	460,233
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	417,000
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	345,517
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	558,064
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	405,848
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	425,832
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019 (AGM insured)	500,000	520,095
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	656,701
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	125,000	134,643
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	440,000	451,453
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured)	225,000	232,346

	7,000,000	7,241,844

All Other States and Territories (69%)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)	375,000	329,685
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	200,000	207,866
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	402,510
Collier County, Florida, School Board Certificates of Participation, 4.625%. February 2026 (AGM insured)	425,000	424,749
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	595,000	686,856
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	511,670
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	351,999
Hawaii State, 5.5%, August 2028	500,000	532,095
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	454,358
Illinois State, 4.85%, October 2024 (National insured)	425,000	390,643
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	711,727
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	518,500
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	447,994
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	916,402

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments (unaudited)
December 31, 2010

Long-Term State and	Principal	Fair
Municipal Obligations	Amount	Value
All Other States and Territories (continued)
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)	$500,000	$517,765
Clark County, Nevada, 5%, November 2024 (AMBAC insured)	300,000	307,281
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	485,000	565,054
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025 (National FGIC insured)	350,000	351,894
New York, New York, Series O, 5%, June 2022 (CIFG insured)	325,000	341,211
New York, New York, Series M, 5%, April 2025 (FGIC insured)	315,000	321,483
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	506,955
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue, Series DD, 5.625%, June 2028	500,000	537,855
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC Insured)	500,000	511,465
North Dakota State, Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	600,000	548,550
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	258,240
Erie County, Hospital Authority PA Revenue, Erie County Geriatric Center, U. S. Treasury, 6.25%, July 2011	95,000	96,030
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012 (National insured)	500,000	530,335
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	583,631
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998, Series A, 5.375%, October 2013 (National insured)	435,000	437,988
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)	565,000	661,310
Canutillo, Texas, Independent School District, 5%, August 2023	450,000	458,068
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)	475,000	484,547
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020 (AGM insured)	730,000	750,681
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	587,450
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	405,708
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	368,760
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	298,254

	17,105,000	17,317,569

Total bonds	24,105,000	24,559,413

Money Market Fund (0.7%)
Goldman Sachs Financial Square Tax-Free Money Market	185,060	185,060

Total investment portfolio	$24,290,060	24,744,473

Other assets less liabilities (1.4%)		338,865

Net assets (100%)		$25,083,338

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments (unaudited)
December 31, 2010
Notes to Schedule of Portfolio Investments:
On December 31, 2010, the cost on a tax basis of investments in securities was $24,888,296. Net unrealized depreciation totaled $143,823 of which $564,065 related to appreciated securities and $707,888 related to depreciated securities.
Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:
Level 1: Quoted prices in active markets for identical securities.
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Investments
Valuation Inputs	in Securities
Level 1: Quoted prices	$185,060
Level 2: Other significant observable inputs	24,559,413
Level 3: Significant unobservable inputs	—

$24,744,473

Item 2. Controls and Procedures.
     (a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
     (b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.
Item 3. Exhibits.
     (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 11, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: January 11, 2011

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: January 11, 2011

EXHIBIT INDEX

Exhibit No.	Description
EX.99.302CERT (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.